EXPENSES BY NATURE - Classified by nature (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
EXPENSES BY NATURE
Depreciation and amortization	R$ (3,683,585)	R$ (3,126,247)	R$ (3,047,212)
Labor expenses	(9,088,978)	(8,371,519)	(7,653,352)
Raw material and consumption material	(44,537,863)	(41,984,956)	(42,523,164)
Freight	(4,580,612)	(4,340,694)	(4,360,264)
Other expenses/income, net	(4,324,048)	(2,180,505)	(1,707,334)
Total Expenses	R$ (66,215,086)	R$ (60,003,921)	R$ (59,291,326)